Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 197,251		$ 231,258		$ 195,087
Realized gain (loss) on early termination of commodity derivatives	0	[1]	(2,998)	[1]	0	[1]
Unrealized gain (loss) on commodity derivatives	992		(541)		(308)
Total revenue	198,243	[2]	227,719	[2]	194,779
Operating expenses:
Purchases of natural gas, NGLs and condensate	145,172		187,398		157,682
Direct operating expenses	16,798		11,419		10,944
Selling, general and administrative expenses	14,309		10,800		7,120
Advisory services agreement termination fee	0		2,500		0
Transaction expenses	0		282		303
Equity compensation expense	1,783		3,357		1,734
Depreciation and accretion expense	21,284		20,449		19,904
Total operating expenses	199,346		236,205		197,687
Gain (loss) on acquisition of assets	0		565		0
Gain (loss) on involuntary conversion of property, plant and equipment	(1,021)		0		0
Gain (loss) on sale of assets, net	123		399		0
Operating income (loss)	(2,001)	[2]	(7,522)	[2]	(2,908)
Other income (expenses):
Interest expense	(4,570)		(4,508)		(5,406)
Net income (loss) from continuing operations	(6,252)		(11,698)		(8,644)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(6,571)	[2]	(12,030)	[2]	(8,314)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	319		332		(330)
Net income (loss) attributable to noncontrolling interests	256	[2]	0		0
Net income (loss) attributable to the Partnership	(6,508)	[2]	(11,698)	[2]	(8,644)
General partner's interest in net income (loss)	(129)	[2]	(233)	[2]	(173)
Limited partners’ interest in net income (loss)	$ (6,379)	[2]	$ (11,465)	[2]	$ (8,471)
Limited partners’ net income (loss) per unit (basic and diluted)	(0.70)	[2]	(1.64)	[2]	(1.66)
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership Unit, Basic	(0.73)		(1.69)		(1.60)
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.03		0.05		(0.06)
Weighted average number of units used in computation of limited partners’ net income (loss) per unit (basic and diluted)	9,113	[3],[4]	6,997	[3],[4]	5,099	[3],[4]

[1]	Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.(c)Income (loss) on discontinued operations impacts our Gathering and Processing segment.
[2]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.
[3]	Includes unvested phantom units with DERs, which are considered participating securities, of 205,864 as of December 31, 2010. The DER’s were eliminated on June 9, 2011. There were no such unvested phantom units with DERs at December 31, 2012 and 2011.
[4]	Gives effect to the reverse unit split as described in Note 13 “Partners’ Capital”.